Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Net carrying amount	$ 118,423	$ 96,967
Recognized upon acquisition of The Art Newspaper SA (Note 32(a))		25,392
Amortization during the year	(115)	(857)
Disposal of subsidiaries		(2,966)
Exchange realignment	1,073	(113)
Net carrying amount	119,381	118,423
Archived Images [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount	499	500
Recognized upon acquisition of The Art Newspaper SA (Note 32(a))
Amortization during the year
Disposal of subsidiaries
Exchange realignment	3	(1)
Net carrying amount	502	499
Developed Technology [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount	106	3,925
Recognized upon acquisition of The Art Newspaper SA (Note 32(a))
Amortization during the year	(106)	(848)
Disposal of subsidiaries		(2,966)
Exchange realignment		(5)
Net carrying amount		106
Brand Names [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount	117,818	92,542
Recognized upon acquisition of The Art Newspaper SA (Note 32(a))		25,392
Amortization during the year	(9)	(9)
Disposal of subsidiaries
Exchange realignment	1,070	(107)
Net carrying amount	$ 118,879	$ 117,818